Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
January 31, 2026
SLCXK6-NPRT3-0426
1.9883973.108
Common Stocks - 97.6%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	2,626	24,868
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ERO Copper Corp (a)	3,000	100,643
CANADA - 2.9%
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	497	20,382
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	1,200	12,996
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	7,846	45,982
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (a)(b)	6,497	107,023
TOTAL INFORMATION TECHNOLOGY		153,005
Materials - 0.2%
Metals & Mining - 0.2%
Triple Flag Precious Metals Corp (United States)	1,300	43,836
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	927	126,668
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	3,585	171,542
TOTAL CANADA		528,429
ISRAEL - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Next Vision Stabilized Systems Ltd	890	80,080
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	214	97,978
Software - 0.4%
Cellebrite DI Ltd (a)	5,105	75,095
TOTAL ISRAEL		253,153
ITALY - 0.5%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia (d)	2,400	91,746
JAPAN - 1.7%
Industrials - 1.2%
Machinery - 0.5%
Sumitomo Heavy Industries Ltd	3,058	95,162
Professional Services - 0.7%
BayCurrent Inc	3,107	109,235
TOTAL INDUSTRIALS		204,397
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SUMCO Corp	9,477	98,836
TOTAL JAPAN		303,233
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Newamsterdam Pharma Co NV (a)	790	24,584
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc	4,922	147,709
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	1,035	123,093
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	652	319,115
UNITED STATES - 87.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(c)	6,792	0
Media - 0.1%
EchoStar Corp Class A (a)	200	22,644
TOTAL COMMUNICATION SERVICES		22,644
Consumer Discretionary - 12.6%
Distributors - 0.3%
GigaCloud Technology Inc Class A (a)	1,310	52,308
Diversified Consumer Services - 6.6%
Adtalem Global Education Inc (a)	1,100	113,905
Grand Canyon Education Inc (a)	4,088	710,658
Laureate Education Inc (a)	10,805	370,612
		1,195,175
Hotels, Restaurants & Leisure - 1.6%
Brinker International Inc (a)	873	137,690
Lindblad Expeditions Holdings Inc (a)	3,000	50,009
Pursuit Attractions and Hospitality Inc (a)	2,823	98,043
		285,742
Household Durables - 1.2%
KB Home	891	51,268
Tri Pointe Homes Inc (a)	5,132	171,152
		222,420
Leisure Products - 1.6%
YETI Holdings Inc (a)(d)	6,443	294,511
Specialty Retail - 0.5%
Lithia Motors Inc Class A	287	92,827
Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc (d)	2,200	81,070
Steven Madden Ltd	1,639	71,919
		152,989
TOTAL CONSUMER DISCRETIONARY		2,295,972
Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 2.4%
Grocery Outlet Holding Corp (a)	14,128	134,640
Performance Food Group Co (a)	3,200	305,440
		440,080
Tobacco - 0.7%
Turning Point Brands Inc (d)	1,035	125,390
TOTAL CONSUMER STAPLES		565,470
Energy - 4.4%
Energy Equipment & Services - 2.6%
Cactus Inc Class A (d)	3,054	171,727
Flowco Holdings Inc Class A	5,200	108,680
Kodiak Gas Services Inc	2,616	109,898
WaterBridge Infrastructure LLC Class A	3,711	81,419
		471,724
Oil, Gas & Consumable Fuels - 1.8%
Chord Energy Corp	1,514	151,763
Gulfport Energy Corp (a)	834	170,278
		322,041
TOTAL ENERGY		793,765
Financials - 15.1%
Banks - 8.1%
Ameris Bancorp	2,782	224,285
Community Financial System Inc	3,863	241,438
CVB Financial Corp	8,140	160,439
Eastern Bankshares Inc	3,344	68,501
First Bancorp/Southern Pines NC	3,367	195,050
FNB Corp/PA	9,581	168,147
Old National Bancorp/IN	10,102	246,792
Webster Financial Corp	2,588	170,213
		1,474,865
Capital Markets - 1.9%
Perella Weinberg Partners Class A (d)	10,924	243,715
WisdomTree Inc	5,756	93,247
		336,962
Consumer Finance - 1.6%
FirstCash Holdings Inc	1,088	185,504
SLM Corp	4,615	125,297
		310,801
Insurance - 3.5%
Baldwin Insurance Group Inc/The Class A (a)(d)	12,255	268,630
Hagerty Inc Class A (a)	4,947	62,381
Primerica Inc	1,145	301,181
		632,192
TOTAL FINANCIALS		2,754,820
Health Care - 13.3%
Biotechnology - 3.1%
Centessa Pharmaceuticals PLC ADR (a)	1,545	37,961
Cogent Biosciences Inc (a)	1,731	62,160
Dianthus Therapeutics Inc (a)	809	43,193
Disc Medicine Inc (a)	453	35,026
GRAIL Inc (a)	215	21,031
Kiniksa Pharmaceuticals International Plc Class A (a)	700	30,744
Mirum Pharmaceuticals Inc (a)(d)	342	35,301
Nuvalent Inc Class A (a)	507	52,165
Olema Pharmaceuticals Inc (a)	1,100	28,292
Praxis Precision Medicines Inc (a)	150	47,100
Spyre Therapeutics Inc (a)	724	23,154
Upstream Bio Inc (a)	965	29,992
Vaxcyte Inc (a)	845	45,267
Viking Therapeutics Inc (a)	371	10,773
Viridian Therapeutics Inc (a)	1,641	54,153
		556,312
Health Care Equipment & Supplies - 2.3%
Artivion Inc (a)	1,027	41,871
ClearPoint Neuro Inc (a)	700	9,050
Lantheus Holdings Inc (a)	2,165	144,882
Merit Medical Systems Inc (a)	1,411	114,418
TransMedics Group Inc (a)	775	103,831
		414,052
Health Care Providers & Services - 4.0%
BrightSpring Health Services Inc (a)	4,349	170,786
Ensign Group Inc/The	790	135,611
HealthEquity Inc (a)	1,442	123,536
LifeStance Health Group Inc (a)	20,536	145,190
Option Care Health Inc (a)	2,807	95,438
PACS Group Inc (a)	1,459	49,256
		719,817
Health Care Technology - 0.2%
Waystar Holding Corp (a)	2,200	58,432
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (a)	600	12,120
Charles River Laboratories International Inc (a)	713	150,072
		162,192
Pharmaceuticals - 2.8%
Crinetics Pharmaceuticals Inc (a)	1,267	63,274
Enliven Therapeutics Inc (a)	1,399	37,004
Ligand Pharmaceuticals Inc (a)	1,427	274,127
Phibro Animal Health Corp Class A	988	39,668
Structure Therapeutics Inc ADR (a)	544	48,117
Trevi Therapeutics Inc (a)	3,121	32,677
WaVe Life Sciences Ltd (a)	1,800	23,291
		518,158
TOTAL HEALTH CARE		2,428,963
Industrials - 20.0%
Aerospace & Defense - 3.9%
Carpenter Technology Corp	130	41,318
Karman Holdings Inc (a)(d)	1,312	136,186
Leonardo DRS Inc	2,121	87,088
Mercury Systems Inc (a)	743	69,753
Park Aerospace Corp	400	9,796
V2X Inc (a)	5,300	364,799
		708,940
Air Freight & Logistics - 1.2%
Hub Group Inc Class A	4,489	213,587
Building Products - 0.7%
Gibraltar Industries Inc (a)	1,100	56,386
Tecnoglass Inc	1,527	74,686
		131,072
Construction & Engineering - 3.1%
Cardinal Infrastructure Group Inc Class A	1,200	30,227
Construction Partners Inc Class A (a)	917	100,760
IES Holdings Inc (a)	493	187,483
Legence Corp Class A	1,224	57,418
WillScot Holdings Corp	9,150	183,275
		559,163
Electrical Equipment - 0.6%
Nextpower Inc Class A (a)	883	103,390
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings Inc	3,044	167,724
Machinery - 1.5%
Enpro Inc	491	117,241
Hillman Solutions Corp (a)	8,669	81,229
REV Group Inc	1,172	74,890
		273,360
Professional Services - 5.6%
Cbiz Inc (a)(d)	11,825	465,314
Genpact Ltd	5,436	239,728
Huron Consulting Group Inc (a)	450	76,050
KBR Inc	5,446	233,143
		1,014,235
Trading Companies & Distributors - 2.5%
Core & Main Inc Class A (a)	2,450	130,732
Herc Holdings Inc	2,233	320,078
		450,810
TOTAL INDUSTRIALS		3,622,281
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 4.8%
Insight Enterprises Inc (a)	1,970	165,519
Mirion Technologies Inc Class A (a)	4,067	101,024
OSI Systems Inc (a)	250	62,535
Sanmina Corp (a)	2,605	369,077
TD SYNNEX Corp	230	36,494
TTM Technologies Inc (a)	1,438	141,212
		875,861
IT Services - 1.2%
Kyndryl Holdings Inc (a)	9,191	211,393
Semiconductors & Semiconductor Equipment - 0.8%
Diodes Inc (a)	2,461	145,666
TOTAL INFORMATION TECHNOLOGY		1,232,920
Materials - 5.8%
Chemicals - 3.6%
Element Solutions Inc	6,593	191,856
Minerals Technologies Inc	1,400	92,064
Perimeter Solutions Inc (a)(d)	14,494	379,018
		662,938
Construction Materials - 0.8%
Eagle Materials Inc	722	147,151
Metals & Mining - 1.4%
Coeur Mining Inc (a)	7,123	145,594
Warrior Met Coal Inc	1,200	107,160
		252,754
TOTAL MATERIALS		1,062,843
Real Estate - 4.5%
Health Care REITs - 1.1%
CareTrust REIT Inc	5,147	192,189
Industrial REITs - 0.7%
Terreno Realty Corp	2,212	136,126
Office REITs - 0.4%
Kilroy Realty Corp	2,400	82,752
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	22,697	284,167
Retail REITs - 0.7%
Acadia Realty Trust	6,234	124,742
TOTAL REAL ESTATE		819,976
Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	1,478	122,408
UGI Corp	3,497	140,265
TOTAL UTILITIES		262,673
TOTAL UNITED STATES		15,862,327
TOTAL COMMON STOCKS (Cost $14,755,476)		17,778,900

Money Market Funds - 10.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	231,864	231,911
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	1,713,465	1,713,636
TOTAL MONEY MARKET FUNDS (Cost $1,945,547)			1,945,547

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $16,701,023)	19,724,447
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(1,510,405)
NET ASSETS - 100.0%	18,214,042

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $107,023 or 0.6% of net assets.

(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $31,494.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	213,944	6,549,997	6,532,041	7,255	11	-	231,911	231,864	0.0%
Fidelity Securities Lending Cash Central Fund	1,439,089	14,482,196	14,207,729	1,605	80	-	1,713,636	1,713,465	0.0%
Total	1,653,033	21,032,193	20,739,770	8,860	91	-	1,945,547

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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